Income tax benefit/(expense) - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset	$ 97,106	$ 87,079
Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effect of gross tax losses	648,000	$ 597,100	$ 620,600
Deferred tax asset	$ 44,500
Unused Tax Losses | Bottom of range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset expiration period	7 years
Unused Tax Losses | Top of range
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax asset expiration period	12 years